Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

From time to time, we may be involved in disputes, including litigation, relating to claims arising out of operations in the normal course of our business. Any of these claims could subject us to costly legal expenses and, while we generally believe that we have adequate insurance to cover many different types of liabilities, our insurance carriers may deny coverage or our policy limits may be inadequate to fully satisfy any damage awards or settlements. If this were to happen, the payment of any such awards could have a material adverse effect on our results of operations and financial position. Additionally, any such claims, whether or not successful, could damage our reputation and business. We currently are not a party to any legal proceedings, the adverse outcome of which, in management’s opinion, individually or in the aggregate, would have a material adverse effect on our results of operations or financial position.

8. Commitments and Contingencies

On August 29, 2014, the Company entered into a sublease agreement (the “sublease”) with its affiliated company, Araxes, for office space for a monthly rent of $4,680 per month. The lease includes rent escalation of 3% per year. The lease was amended on December 18, 2014 for monthly rent of $4,820 per month and retrospectively applied from September 1, 2014 in accordance with the agreement. In addition to the base monthly rent, the Company is obligated to pay for operating expenses, taxes, insurance, and utilities applicable to the subleased property. The sublease will expire on August 30, 2016.

On September 30, 2014, the Company entered into a lease agreement (the “lease”) with Regus for office space located in Cambridge, Massachusetts. The lease commenced on October 6, 2014 with monthly rent of $4,785 per month. Rent expense is recognized using the straight-line method over the term of the lease. In addition to the base monthly rent, the Company is obligated to pay for operating expenses, taxes, insurance and utilities applicable to the leased property. The lease will expire on October 31, 2016.

Future minimum payments required under the leases as of December 31, 2014 are summarized as follows:

Year Ending December 31,
2015	$111,062
2016	87,573

Total minimum lease payments	$198,635

Total lease expense for the period from August 22, 2014 (inception) to December 31, 2014 was $27,249.

The Company is obligated to make a charitable gift of $285,000 to the Leukemia and Lymphoma Society in connection with the Michigan agreement described in Note 7 to be paid in three equal parts: the first part due in January 2015, the second part due in January 2016 and the final part due in January 2017. The full amount of the charitable gift has been accrued as of December 31, 2014.